CERTAIN TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2016
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
Fair value of consideration transferred:	U.S.$ in millions
Cash	$33,420
Ordinary shares (1)	5,065
Equity based compensation	33
Total fair value of consideration transferred	$38,518

Pro forma financial information

Recognized amounts of identifiable assets acquired and liabilities assumed:	U.S.$ in millions
Cash and cash equivalents	$82
Accounts receivable and other current assets (1)	5,213
Inventories	1,463
Property, plant and equipment, net	1,605
Other non-current assets	19
Identifiable intangible assets: (2)
Product rights (3)	16,486
Research and development in-process (4)	3,999
Goodwill	19,630

Total assets acquired	48,497
Sales reserves and allowances	1,912
Accounts payable and accruals	1,272
Other current liabilities (5)	580
Deferred income taxes and other long-term liabilities	6,215

Total liabilities assumed	9,979
Net assets acquired	$38,518

	Pro forma nine months ended September 30, (Unaudited)
	2016	2015
Net revenue	$18,984	$18,555
Net (loss) income attributable to Teva	(12)	658
Basic earnings per share attributable to Teva shareholders	(0.21)	0.46
Diluted earnings per share attributable to Teva shareholders	(0.21)	0.45

	Pro forma nine months ended September 30, (Unaudited)
	2016	2015
Net revenue	$18,984	$18,555
Net (loss) income attributable to Teva	(12)	658
Basic earnings per share attributable to Teva shareholders	(0.21)	0.46
Diluted earnings per share attributable to Teva shareholders	(0.21)	0.45

Recognized amounts of identifiable assets acquired and liabilities assumed:	U.S.$ in millions
Current assets (1)	$88
Deferred taxes and other non-current assets	702
Identifiable intangible assets:
Product rights (2)	781
Research and development in-process (3)	177
Trade names / customer relationships	49
Goodwill	1,018

Total assets acquired	2,815
Current liabilities	124
Deferred taxes and other non-current liabilities	370

Total liabilities assumed	494
Net assets acquired	$2,321

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

Recognized amounts of identifiable assets acquired and liabilities assumed:	U.S.$ in millions
Cash and cash equivalents	$82
Accounts receivable and other current assets (1)	5,213
Inventories	1,463
Property, plant and equipment, net	1,605
Other non-current assets	19
Identifiable intangible assets: (2)
Product rights (3)	16,486
Research and development in-process (4)	3,999
Goodwill	19,630

Total assets acquired	48,497
Sales reserves and allowances	1,912
Accounts payable and accruals	1,272
Other current liabilities (5)	580
Deferred income taxes and other long-term liabilities	6,215

Total liabilities assumed	9,979
Net assets acquired	$38,518

Carrying amounts of major classes of assets included as held for sale:	U.S.$ in millions
Accounts receivable	$97
Inventories	67
Other current assets	3
Non-current deferred income taxes	11
Property, plant and equipment, net	39
Identifiable intangible assets, net	795

Total assets of the disposal group classified as held for sale in the consolidated balance sheets	1,012
Accounts payable and accruals	121
Other current liabilities	10
Deferred income taxes	159
Other taxes and long-term liabilities	37

Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets	$327

Recognized amounts of identifiable assets acquired and liabilities assumed:	U.S.$ in millions
Inventories	$139
Identifiable intangible assets:
Product and marketing rights (1)	1,664
Goodwill	566

Total assets acquired	2,369
Current liabilities	34
Deferred income taxes	510

Total liabilities assumed	544
Net assets acquired	$1,825